POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED
FUND TRUST

SUPPLEMENT DATED OCTOBER 2, 2013 TO THE PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares Active U.S. Real Estate Fund

PowerShares S&P 500® Downside Hedged Portfolio

Effective immediately, the Prospectus is revised as follows:

•  On page 12, the table within the section titled "PowerShares S&P 500® Downside Hedged Portfolio—Summary Information—Management of the Fund—Portfolio Managers" is deleted and replaced with the following:

Name	Title with Adviser/Trust	Date Began Managing the Fund
Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	Since inception
Michael Jeanette	Vice President and Portfolio Manager of the Adviser	October 2013
Jeffrey Kernagis	Vice President and Portfolio Manager of the Adviser	Since inception
Brian Picken	Vice President and Portfolio Manager of the Adviser	October 2013
Theodore Samulowitz	Vice President and Portfolio Manager of the Adviser	Since inception

•  On page 22, the third bullet point of the second paragraph in the section titled "Management of the Funds—Portfolio Managers" is deleted and replaced with the following:

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been employed by the Adviser since 2005. He has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since October 2013. Mr. Jeanette has been a Portfolio Manager of the Adviser since July 2008. Prior to joining the Adviser, Mr. Jeanette was a trust advisor and General Manager of Chicago-based Richard Lamb, LLC from 1998 to 2007. Prior to this, he was a financial advisor with Smith Barney and First Bank Systems.

Brian Picken is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since October 2013. Mr. Picken has been a Portfolio Manager of the Adviser since August 2010. Mr. Picken was an Associate Portfolio Manager of the Adviser from August 2009 to August 2010, an ETF Portfolio Operations Specialist for the Adviser from August 2008 to August 2009, and prior to that, a Research Analyst for the Adviser from August 2007 to August 2008.

Please Retain This Supplement For Future Reference.

P-PS-PRO-10 SUP-1 100213

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED
FUND TRUST

SUPPLEMENT DATED OCTOBER 2, 2013 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2013 OF:

PowerShares Active U.S. Real Estate Fund

PowerShares S&P 500® Downside Hedged Portfolio

Effective immediately, the Statement of Additional Information is revised as follows:

•  On page 22, the last sentence of the first paragraph of the section titled "Management—Portfolio Managers" is deleted and replaced with the following:

Mr. Hubbard receives management assistance from Michael Jeanette, Jeffrey Kernagis, Brian Picken and Theodore Samulowitz in managing PowerShares S&P 500® Downside Hedged Portfolio.

•  On page 22, the third paragraph of the section titled "Management—Portfolio Managers" is deleted and replaced with the following:

As of August 31, 2013, Mr. Jeanette did not manage any other fund of the Trust, but he did manage 75 portfolios of other exchange-traded funds in the Fund Family with a total of approximately $19.3 billion in assets. He did not manage any other pooled investment vehicles or other accounts.

As of August 31, 2013, Mr. Picken did not manage any other fund of the Trust, but he did manage 75 portfolios of other exchange-traded funds in the Fund Family with a total of approximately $19.3 billion in assets. He did not manage any other pooled investment vehicles or other accounts.

•  On page 24, the second paragraph in the section titled "Management—Portfolio Holdings" is deleted and replaced with the following:

As of December 6, 2012, Messrs. Hubbard, Kernagis, and Samulowitz did not own any securities of the Funds. As of August 31, 2013, Messrs. Jeanette and Picken did not own any securities of the Funds.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-1 100213